Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000016333 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000016333 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016333 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016333 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016333 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016333 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016333 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016333 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016333 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016333 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016333 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016333 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016333 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016333 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016333 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016335 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000016335 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016335 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016335 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016335 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016335 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016335 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016335 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016335 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016335 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016335 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016335 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016335 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016335 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016335 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016334 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000016334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016334 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016334 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016334 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016334 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016334 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016334 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016334 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016334 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016334 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016334 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016334 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016334 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016334 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016338 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000016338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016338 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016338 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016338 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016338 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016338 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016338 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016338 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016338 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016338 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016338 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016338 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016338 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016338 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016332 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000016332 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016332 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016332 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016332 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016332 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016332 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016332 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016332 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016332 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016332 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016332 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016332 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016332 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016332 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000189656 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000189656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000189656 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000189656 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000189656 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000189656 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000189656 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189656 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189656 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189656 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189656 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189656 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189656 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189656 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000189656 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000131621 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000131621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000131621 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131621 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131621 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131621 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131621 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131621 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131621 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131621 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131621 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131621 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131621 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131621 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000016325 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000016325 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000016325 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016325 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016325 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016325 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016325 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016325 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016325 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016325 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016325 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016325 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016325 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016325 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016325 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000016327 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000016327 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000016327 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016327 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016327 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016327 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016327 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016327 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016327 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016327 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016327 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016327 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016327 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016327 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016327 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000016326 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000016326 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000016326 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016326 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016326 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016326 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016326 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016326 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016326 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016326 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016326 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016326 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016326 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016326 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016326 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000016330 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000016330 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000016330 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016330 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016330 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016330 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016330 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016330 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016330 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016330 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016330 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016330 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016330 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016330 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016330 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000016331 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000016331 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000016331 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016331 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016331 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016331 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016331 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016331 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016331 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016331 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016331 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016331 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016331 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016331 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016331 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000189655 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000189655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000189655 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189655 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000189655 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000189655 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000189655 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189655 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189655 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189655 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189655 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189655 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189655 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189655 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000189655 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000131620 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000131620 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000131620 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131620 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131620 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131620 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131620 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131620 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131620 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131620 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131620 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131620 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131620 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000131620 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000016319 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000016319 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016319 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016319 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016319 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016319 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016319 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016319 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016319 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016319 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016319 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016319 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016319 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000016319 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016321 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000016321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016321 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016321 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016321 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016321 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016321 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016321 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016321 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016321 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016321 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016321 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016321 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000016321 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016320 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000016320 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016320 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016320 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016320 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016320 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016320 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016320 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016320 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016320 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016320 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016320 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016320 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000016320 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016324 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000016324 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016324 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016324 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016324 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016324 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016324 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016324 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016324 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016324 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016324 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016324 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016324 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000016324 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016318 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000016318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016318 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016318 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016318 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016318 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016318 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016318 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016318 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016318 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016318 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016318 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016318 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016318 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016318 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000016318 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000189654 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000189654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000189654 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189654 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000189654 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189654 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189654 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189654 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189654 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189654 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189654 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189654 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000189654 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000189654 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%